December 22, 2014

Securities and Exchange Commission

Branch of Filings and Reports

450 Fifth Street N.W.

Washington, DC 20549

Re:	The Valspar Corporation Annual Report on Form 10-K for the Year Ended October 31, 2014

Ladies and Gentlemen:

Pursuant to General Instruction D to Form 10-K and Section 232.101(a)(1)(iii) of Regulation S-T, transmitted herewith for filing is the Annual Report on Form 10-K of The Valspar Corporation for the year ended October 31, 2014, including exhibits.

Pursuant to General Instruction D(3) to Form 10-K, the registrant hereby confirms that the financial statements incorporated by reference into Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying such principles or practices.

Please call the undersigned at 612/851-7486 with any comments or questions.

Very truly yours,

THE VALSPAR CORPORATION

/s/ Kelly Myre

Kelly Myre

External Reporting Manager

Enclosure

cc:      New York Stock Exchange LLC